THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM Bonus, Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Bonus, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance

Supplement dated July 20, 2022 to the Updating Summary Prospectus for Current Contractowners
dated May 1, 2022

This Supplement to your updating summary prospectus outlines important changes that become effective on and after August 22, 2022.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following line item is added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To see long-term capital appreciation.	LVIP Channing Small Cap Value Fund – Service Class	1.12%	N/A	N/A	N/A

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for August 22, 2022 and are added to the existing Investment Requirements in your updating summary prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, or Lincoln Long-Term CareSM Advantage, Lincoln Wealth PassSM purchased on or after October 3, 2016, or i4LIFE® Advantage Select Guaranteed Income Benefit riders purchased prior to May 21, 2018. The LVIP Channing Small Cap Value Fund, LVIP Delaware High Yield Fund, LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that cannot exceed 80% of your Contract Value.

The following changes apply to Investment Requirements for Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, i4LIFE® Advantage Guaranteed Income Benefit (version 4) or Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to October 3, 2016. The LVIP Channing Small Cap Value Fund, LVIP Delaware High Yield Fund, LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that cannot exceed 70% of your Contract Value.

The following changes apply to Investment Requirements – Option 1. The LVIP Channing Small Cap Value Fund, LVIP Delaware High Yield Fund and LVIP Delaware SMID Cap Core Fund are added to the list of funds that you may allocate no more than 35% of your Contract Value. The LVIP Wellington Capital Growth Fund is added to the list of “Non-Limited Subaccounts”.

The following changes apply to Investment Requirements – Option 2. The LVIP Channing Small Cap Value Fund, LVIP Delaware High Yield Fund, LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that you may allocate no more than 75% of your Contract Value. The LVIP Delaware High Yield Fund is also added to the list of funds you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements – Option 3 Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. The LVIP Delaware High Yield Fund  is added to the list of funds that you may allocate 100% of your Contract Value.

Please retain this Supplement for future reference.